SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table (in thousands) provides a reconciliation of cash, cash equivalents, and restricted cash further reported within the condensed consolidated balance sheets that sum to the total of the same amounts shown on the condensed consolidated statements of cash flows.

	As of
	June 30, 2025	December 31, 2024
Cash and cash equivalents	$49,614	$23,376
Restricted cash	46,302	24,089
Total cash, cash equivalents, and restricted cash, ending balance	$95,916	$47,465